Segment information	12 Months Ended
Dec. 31, 2019
Segment information [Abstract]
Segment information
Note 3 – Segment information

Operating Segments:

Since DHT’s business is limited to operating a fleet of crude oil tankers, management has organized and manages the entity as one segment based upon the service provided.  The Company’s chief operating decision maker (“CODM”), being the Chief Executive Officers, reviews the Company’s operating results on a consolidated basis as one operating segment as defined in IFRS 8, Operating Segments.

Entity-wide disclosures:

Information about major customers:

As of December 31, 2019, the Company had 27 vessels in operation of which five were on time charters and 22 were vessels operating in the spot market.

For the period from January 1, 2019 to December 31, 2019, five customers represented $84,067 thousand, $79,161 thousand, $73,629 thousand, $39,477 thousand and $34,786 thousand, respectively, of the Company’s revenues.

For the period from January 1, 2018 to December 31, 2018, five customers represented $76,015 thousand, $38,408 thousand, $19,269 thousand, 18,692 thousand and $18,679 thousand, respectively, of the Company’s revenues.

For the period from January 1, 2017 to December 31, 2017, five customers represented $48,192 thousand, $39,488 thousand, $36,109 thousand, $32,252 thousand and $18,855 thousand, respectively, of the Company’s revenues.